Redeemable Preferred Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Aggregate liquidation preference		$ 300
Preferrred Units Issued Stated Price		$ 100
ETE Preferred Units [Member]
Quarterly cash distribution, per preferred unit	$ 2.0
Preferred Units Premium Percentage Used For Conversion		10.00%
Premium Percentage Used For Conversion Of Preferred Units		25.00%
Discretional Percentage Conversion Rate Based On Issue Price		50.00%
Preferred units carrying value non-cash adjustment		8	5
Preferred units, fair value	323	331	323
Regency Preferred Units [Member]
Quarterly cash distribution, per preferred unit		$ 0.445
Preferred units outstanding	4,371,586	4,371,586	4,371,586
Common units issued upon conversion		4,658,700
Subsidiary preferred unit mandatory redemption date		9/2/2029
Mandatory redeemable price of units outstanding	71	73	71
Regency Mandatorily Redeemable Amount At Expiration [Member]
Mandatory redeemable price of units outstanding		$ 80